12. Investments (Details 2) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$) R$ / shares shares
Investments Details 2
Shares sold | shares	1,250,000
Value per share | R$ / shares	R$ 61.05
Sale value	R$ 76,313
Investment value	(4,863)
Income taxes on gain on capital decrease (*)	(8,150)
Gain from capital decrease in investment in subsidiary	R$ 63,300